SHARE BASED COMPENSATION - Restricted Share Units ("RSUs") (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share based compensation | $	$ 15,609,141		$ 9,736,901	$ 10,147,362
Tax benefit relating to share-based compensation expense | $	$ 2,036,528		$ 1,548,985	$ 936,732
Xiangshang Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average period expected to be recognized for unrecognized share based compensation expense	1 year 1 month 6 days	1 year 1 month 6 days
Service-based RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning balance	85,879,832	85,879,832	80,632,649
Granted	48,881,040	48,881,040	39,883,435
Exercised	(35,184,030)	(35,184,030)	(29,344,005)
Forfeited	(9,814,767)	(9,814,767)	(5,292,247)
Ending balance	89,762,075	89,762,075	85,879,832	80,632,649
Beginning balance | $ / shares	$ 0.31		$ 0.31
Granted | $ / shares	0.55		0.31
Exercised | $ / shares	0.37		0.33
Forfeited | $ / shares	0.34		0.3
Ending balance | $ / shares	$ 0.41		$ 0.31	$ 0.31
Granted	48,881,040	48,881,040	39,883,435
Weighted average period expected to be recognized for unrecognized share based compensation expense	3 years	3 years
Total share based compensation | $	$ 15,388,976		$ 9,525,309	$ 9,435,333
Total unrecognized share based compensation expense | $	$ 29,445,163
Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average period expected to be recognized for unrecognized share based compensation expense	4 years	4 years
Total share based compensation | $	$ 100,636		$ 111,536	$ 612,686
Employee Stock Option | Xiangshang Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share based compensation	119,529	¥ 857,160
Total unrecognized share based compensation expense	$ 167,067				¥ 1,197,970